STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
STOCK-BASED COMPENSATION

16. STOCK-BASED COMPENSATION

The Company has adopted the 2017 Equity Incentive Plan (“the Plan”) under which non-transferable options to purchase common shares of the Company may be granted to directors, officers, employees, or consultants of the Company. The terms of the Plan provide that our board of directors may grant options to acquire common shares of the Company at not less than 100% of the greater of: (i) the fair market value of the shares underlying the options on the grant date and (ii) the fair market value of the shares underlying the options on the date preceding the grant date at terms of up to ten years. No amounts are paid or payable by the recipient on receipt of the options. On April 26, 2021, the maximum number of options available for grant was increased to 13,300,000 shares. On December 31, 2022, there are 12,730,000 stock options issued and outstanding. On December 31, 2022, there are 570,000 unused stock options.

The Company has also granted stock options to non-employees. These stock options were granted to consultants who have provided their services for cash compensation below cost, with the stock options providing additional compensation in lieu of cash.

On February 10, 2021, the Company granted a total of 2,066,666 stock options to consultants. The stock options are exercisable at the exercise price of $1.17 per share for a period of ten years from the date of grant. The stock options have a fair value of $1.09 and are exercisable as follows:

(i)	1/3 on the first anniversary date;
(ii)	1/3 on the second anniversary date; and
(iii)	1/3 on the third anniversary date.

On March 19, 2021, the Company granted a total of 180,000 stock options to a consultant. The stock options are exercisable at the exercise price of $3.19 per share for a period of ten years from the date of grant. The stock options have a fair value of $2.87 and are exercisable as follows:

(i)	1/3 on the first anniversary date;
(ii)	1/3 on the second anniversary date; and
(iii)	1/3 on the third anniversary date.

On May 5, 2021, the Company granted a total of 180,000 stock options to a consultant. The stock options are exercisable at the exercise price of $1.78 per share for a period of ten years from the date of grant. The stock options have a fair value of $1.65 and are exercisable as follows:

(i)	1/3 on the first anniversary date;
(ii)	1/3 on the second anniversary date; and
(iii)	1/3 on the third anniversary date.

On June 15, 2021, the Company granted a total of 2,900,000 stock options to a consultant. The stock options are exercisable at the exercise price of $1.16 per share for a period of ten years from the date of grant. The stock options have a fair value of $1.07 and are exercisable as follows:

(i)	1/3 on the first anniversary date;
(ii)	1/3 on the second anniversary date; and
(iii)	1/3 on the third anniversary date.

On September 6, 2022, 130,000 stock options held by a consultant were forfeited.

On August 26, 2022, the Company granted a total of 8,300,000 stock options to officers and directors of the Company. The stock options are exercisable at the exercise price of $0.09 per share for a period of ten years from the date of grant. The stock options have a fair value of $0.0780 and are exercisable as follows:

(i)	1/2 the date of the grant; and
(ii)	1/2 on the first anniversary date;

On August 26, 2022, the Company granted a total of 1,000,000 stock options to an officer of the Company. The stock options are exercisable at the exercise price of $0.09 per share for a period of ten years from the date of grant. The stock options have a fair value of $0.0780 and are exercisable as follows:

(i)	1/3 the date of the grant;
(ii)	1/3 on the first anniversary date; and
(iii)	1/3 on the second anniversary date.

MetaWorks Platforms, Inc.

(formerly CurrencyWorks Inc.)

Notes to Consolidated Financial Statements

December 31, 2022 and 2021

16. STOCK-BASED COMPENSATION (CONT’D)

Stock-based compensation expense recognized for the years ended December 31, 2022 and 2021 were $1,855,761 and $4,585,412, respectively. Stock options granted are valued at the fair value calculation based off the Black-Scholes valuation model. The weighted average assumptions used in the calculation are as follows:

	Years Ended December 31,
	2022	2021
Share price	$0.09	$0.34
Exercise price	$0.09	$0.10-3.19
Time to maturity (years)	10	5-10
Risk-free interest rate	3.04%	0.79%-1.74%
Expected volatility	89.92%	62.10%-112.45%
Dividend per share	$0.00	$0.00
Forfeiture rate	-	-

	Number of Options	Weighted Average Grant-Date Fair Value ($)	Weighted Average Exercise Price ($)	Weighted Average Remaining Life (Yrs)
Options outstanding, December 31, 2021	8,301,666	0.79	0.86	8.1
Granted	9,300,000	0.08	0.09	9.7
Forfeited	(180,000)	1.65	1.78	8.3
Cancelled	(4,691,666)	1.04	1.12	8.1
Options outstanding, December 31, 2022	12,730,000	0.17	0.19	8.6
Options exercisable, December 31, 2022	9,513,555	0.18	0.20	7.8

As vesting conditions are not wholly dependent on the employee and there is no timeline for them, for accounting purposes, the fair value is calculated and the expense is recognized upon the achievement of the milestones.

Nonvested options are valued at the date of the grant at the fair value of the common stock and are expensed over the vesting period. As at the grant date of the nonvested options, the fair value of the common stock was based upon the issuance of the founder shares at $0.0001 per share.

MetaWorks Platforms, Inc.

(formerly CurrencyWorks Inc.)

Notes to Consolidated Financial Statements

December 31, 2022 and 2021